Taxes on Income - Taxes on Income Included in Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Total-Current	$ 33,621	$ 19,030	$ 15,832
Deferred:
Total-Deferred	(32,533)	(2,722)	(2,044)
Actual taxes on income	1,088	16,308	13,788
Israel [Member]
Current:
Total-Current	13,080	485	(66)
Deferred:
Total-Deferred	(10,867)	2,993	596
Non-Israeli [Member]
Current:
Total-Current	20,541	18,545	15,898
Deferred:
Total-Deferred	$ (21,666)	$ (5,715)	$ (2,640)